Offerings - Offering: 1	Oct. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share
Amount Registered | shares	19,100,000
Proposed Maximum Offering Price per Unit	9.19
Maximum Aggregate Offering Price	$ 175,529,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 15,271.02
Offering Note	(A) These shares may be represented by the American Depositary Shares ('ADSs') of Legend Biotech Corporation (the 'Registrant'). Each ADS represents two ordinary shares. ADSs issuable upon deposit of the ordinary shares registered hereby were registered pursuant to the separate Registration Statements on Form F-6 (File Nos. 333-238581 and 333-296862). (B) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), this Registration Statement shall also cover any additional ordinary shares of the Registrant that become issuable under the Registrant's Amended and Restated 2020 Restricted Shares Plan (the 'RSU Plan') by reason of any stock dividend, stock split, recapitalization or other similar transaction. (C) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant's ADSs as quoted on the Nasdaq Global Select Market on October 5, 2026. (D) Represents ordinary shares that became available for issuance under the RSU Plan, effective as of September 24, 2026.